DISPOSITION OF AIRCARD BUSINESS (Tables)	12 Months Ended
Dec. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
Schedule of gain on sale of disposal
The gain on sale of the AirCard business consisted of:

Cash proceeds received	$122,807
Proceeds held in escrow	13,800
Total proceeds	$136,607
Transaction costs	(2,849)
Net proceeds	$133,758
Assets and liabilities held for sale	(39,680)
Gross gain on disposal	94,078
Income tax expense	(23,896)
Gain on disposal, net of taxes	$70,182

Schedule of assets and liabilities held for sale
The assets and liabilities held for sale related to the AirCard disposition were as follows:

	April 2, 2013	December 31, 2012
Inventories	$2,636	$8,731
Prepaids	9,030	10,847
Property and equipment	7,511	7,489
Intangible assets	1,305	1,317
Goodwill	25,956	25,956
Assets held for sale	$46,438	$54,340

Liabilities held for sale	$6,758	$10,353

Schedule of results related to the AirCard business presented as discontinued operations in the statement of earnings
The results related to the AirCard business have been presented as discontinued operations in the statement of earnings for the three years ended December 31 and were as follows:

	2013	2012	2011
Revenue	$46,701	$246,845	$245,010
Cost of goods sold	32,978	177,147	183,300
Gross margin	$13,723	$69,698	$61,710
Expenses	(12,918)	(36,653)	(37,369)
Gain on sale of AirCard business	94,078	—	—
Earnings before income taxes	$94,883	$33,045	$24,341
Income tax expense	(24,295)	(1,644)	(3,003)
Net earnings from discontinued operations	$70,588	$31,401	$21,338